UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                                    811-10083
                        ---------------------------------
                       Investment Company Act file number

                 Excelsior Directional Hedge Fund of Funds, LLC
                ------------------------------------------------
               (Exact name of registrant as specified in charter)

                               225 High Ridge Road
                               Stamford, CT 06905
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                     U.S. Trust Hedge Fund Management, Inc.
                              225 High Ridge Road
                               Stamford, CT 06905
                     --------------------------------------
                     (Name and address of agent for Service)

Registrant's telephone number, including area code: (203) 352-4497
                                                    --------------
Date of fiscal year end: 3/31/2004
                        ----------
Date of reporting period: 3/31/2004
                         -----------

ITEM  1.  REPORTS TO STOCKHOLDERS.
----------------------------------

EXCELSIOR DIRECTIONAL HEDGE FUND OF FUNDS, LLC
Financial Statements
With Report of Independent Registered Public Accounting Firm
Year ended March 31, 2004

                Excelsior Directional Hedge Fund of Funds, LLC
                              Financial Statements





                            Year ended March 31, 2004







                                    Contents

Report of Independent Registered Public Accounting Firm ............... 1

Statement of Assets, Liabilities and Members' Equity - Net Assets ..... 2

Schedule of Investments................................................ 3

Statement of Operations................................................ 4

Statements of Changes in Members' Equity - Net Assets.................. 5

Statement of Cash Flows................................................ 6

Notes to Financial Statements.......................................... 7

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Members and Board of Managers of
Excelsior Directional Hedge Fund of Funds, LLC

We have audited the accompanying statement of assets, liabilities and members' equity - net assets of Excelsior Directional Hedge Fund of Funds, LLC (which was formerly known as Excelsior Hedge Fund of Funds I, LLC, the "Company"), including the schedule of investments, as of March 31, 2004, and the related statements of operations and cash flows for the year then ended and the statements of changes in members' equity - net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2004, by correspondence with management of the investment funds, or by other appropriate auditing procedures where replies were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Excelsior Directional Hedge Fund of Funds, LLC at March 31, 2004, the results of its operations and its cash flows for the year then ended and the changes in its members' equity - net assets for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
May 24, 2004

                                  Excelsior Directional Hedge Fund of Funds, LLC
               Statement of Assets, Liabilities and Members' Equity - Net Assets
--------------------------------------------------------------------------------
                                                                  March 31, 2004
--------------------------------------------------------------------------------

ASSETS

Investments in investment funds, at fair value (cost $137,646,490)  $164,463,591
Cash and cash equivalents                                             39,020,251
Receivables for interest in investment funds sold                        605,132
Other assets                                                              56,656
--------------------------------------------------------------------------------

Total Assets                                                         204,145,630
--------------------------------------------------------------------------------

LIABILITIES

Payable for member interests repurchased                               1,143,291
Due to advisor                                                           639,098
Professional fees payable                                                 85,000
Board of Managers' fees payable                                            8,250
Administration fees payable                                               37,500
Member interests received in advance                                  28,268,308
--------------------------------------------------------------------------------

Total Liabilities                                                     30,181,447
--------------------------------------------------------------------------------

Net Assets                                                          $173,964,183
--------------------------------------------------------------------------------

MEMBERS' EQUITY - NET ASSETS

Represented by:
  Capital subscriptions - net                                       $147,147,082
  Net unrealized appreciation on investments                          26,817,101
--------------------------------------------------------------------------------

Members' Equity - Net Assets                                        $173,964,183
--------------------------------------------------------------------------------









  The accompanying notes are an integral part of these financial statements.

                                  Excelsior Directional Hedge Fund of Funds, LLC
                                                         Schedule of Investments
--------------------------------------------------------------------------------
                                                                  March 31, 2004
--------------------------------------------------------------------------------

                                                                           % of                       First
                                     First                                Members'     % Ownership   Available
Investment                        Acquisition                 Fair      Equity - Net  of Investment  Redemption
  Funds                               Date        Cost *      Value       Assets           Funds       Date **      Liquidity ***
------------------------------------------------------------------------------------------------------------------------------------
Hedged Long/Short Equity Funds
------------------------------
Foundation Partners, L.P.            7/1/2002   $ 7,000,000  $ 7,329,933     4.21%            7.10%       N/A        Quarterly
JL Partners, L.P.                    4/1/2002     5,250,000    6,113,892     3.52%            1.50%       N/A        Annually
North Sound Legacy Institutional,LLC 1/1/2003     7,500,000    9,060,359     5.21%            1.50%       N/A        Quarterly
SAB Capital Partners, L.P.           4/1/2001     5,000,000    6,165,926     3.54%            1.10%       N/A        Annually
Spring Point Institutional Partners  1/1/2004     2,000,000    2,003,600     1.15%            0.61%     12/31/2004   Quarterly
Swiftcurrent Partners, L.P.         10/1/2000     3,550,000    5,099,501     2.93%            1.50%       N/A        Annually
Tonga Partners, L.P.                10/1/2000     3,060,553    6,250,628     3.59%            2.37%       N/A        Semi-annually
                                                ------------------------------------
      Strategy Total                             33,360,553   42,023,839    24.15%
Opportunistic Long/Short Equity Funds
-------------------------------------
Alson Signature Fund I, L.P.        10/1/2002     8,748,954     9,971,639     5.73%            6.84%       N/A         Quarterly
Bedford Falls Investors, L.P.        7/1/2002     2,000,000     2,343,305     1.35%            1.93%       N/A         Annually
Cadmus Capital Partners (QP), L.P.   7/1/2003     1,500,000     1,759,432     1.01%            1.73%     7/1/2004      Quarterly
Indus Asia Pacific Fund, L.P.        3/1/2004     3,000,000     2,997,000     1.73%            0.53%     3/31/2005     Quarterly
Indus Japan Fund, L.P.               3/1/2004     6,000,000     6,528,000     3.75%            0.91%     3/31/2005     Quarterly
Palmyra Capital Institutional Fund   1/1/2004     9,000,000     8,145,000     4.68%            2.75%       N/A         Quarterly
Quaker Capital Partners I, L.P.      1/1/2001     6,000,000     9,333,443     5.37%            3.14%       N/A         Annually
                                                ------------------------------------
        Stragegy Total                           36,248,954    41,077,819    23.62%
Hedged Sector Funds
-------------------
Argus Healthcare Partners, L.P.     11/1/2003      5,000,000    5,112,157     2.94%            1.21%     12/31/2004    Semi-annually
Chilton New Era Partners, L.P.       1/1/2001      4,000,000    4,403,477     2.53%            1.49%        N/A        Annually
Coatue Partners, L.P.                1/1/2002      6,000,000    6,564,320     3.77%            2.40%        N/A        Quarterly
Durus Life Sciences Fund, LLC        1/1/2001        586,983    1,366,173     0.79%            2.05%        N/A        (1)
Endicott Partners II, L.P.           1/1/2003      4,000,000    4,412,915     2.54%            3.39%        N/A        Semi-annually
Narragansett I, L.P.                10/1/2000      3,850,000    4,517,358     2.60%            1.77%        N/A        Annually
P.A.W. Partners, L.P.               10/1/2000      3,100,000    3,260,146     1.87%            0.76%        N/A        Quarterly
Vardon Partners II, L.P.            10/1/2002      6,500,000    7,330,855     4.21%            8.80%        N/A        Annually
                                                ------------------------------------
        Strategy Total                            33,036,983   36,967,401    21.25%
Arbitrage/Distressed Funds
--------------------------
Canyon Value Realization Fund        7/1/2003      8,000,000     8,893,364    5.11%            0.96%     7/1/2004      Annually
JMG Capital Partners, L.P.          10/1/2000      6,750,000    10,747,867    6.18%            1.28%        N/A        Quarterly
K Capital II, L.P.                   1/1/2001      8,000,000     8,866,254    5.10%            1.44%        N/A        Quarterly
Satellite Fund II, L.P.             10/1/2000      3,000,000     4,098,130    2.36%            0.40%        N/A        Annually
Stark Investments Limited
       Partnership                  10/1/2000      9,250,000    11,788,917    6.78%            0.84%        N/A        Annually
                                                ------------------------------------
        Strategy Total                            35,000,000    44,394,532   25.52%
                                                -------------
Total Investments in Investment Funds           $137,646,490   164,463,591   94.54%
                                                =============
Other Assets, Less Liabilities                                   9,500,592    5.46%
                                                               ---------------------
Members' Equity - Net Assets                                  $173,964,183  100.00%
                                                               =====================

*   See definition in Note 2a.                             N/A Initial lock-up period has either expired prior to March 31, 2004 or
**  From original investment date.                             Investment Fund did not have an initial lock-up period.
*** Available frequency of redemptions after initial       (1) The Investment Fund is currently in liquidation and has eliminated
    lock-up period.                                            partner withdrawal rights.

  The accompanying notes are an integral part of these financial statements.

                                 Excelsior Directional Hedge Fund of Funds, LLC
                                                        Statement of Operations
--------------------------------------------------------------------------------
                                                       Year ended March 31, 2004
--------------------------------------------------------------------------------

INVESTMENT INCOME

Interest                                                              $   84,997
--------------------------------------------------------------------------------

Total Investment Income                                                   84,997
--------------------------------------------------------------------------------

OPERATING EXPENSES

Management fee                                                         2,319,275
Professional fees                                                        311,734
Administration fees                                                      146,555
Board of Managers' fees and expenses                                      71,625
Miscellaneous                                                             91,613
--------------------------------------------------------------------------------

Total Operating Expenses                                               2,940,802
--------------------------------------------------------------------------------

Net Investment Loss                                                  (2,855,805)
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN FROM INVESTMENTS

Net realized gain from investments in investment funds                 2,991,622
Change in net unrealized appreciation on investments in
investment funds                                                      19,855,356
--------------------------------------------------------------------------------

Net Realized and Unrealized Gain from Investments                     22,846,978
--------------------------------------------------------------------------------

INCREASE IN MEMBERS' EQUITY - NET ASSETS DERIVED FROM OPERATIONS     $19,991,173

--------------------------------------------------------------------------------








  The accompanying notes are an integral part of these financial statements.

                                  Excelsior Directional Hedge Fund of Funds, LLC
                           Statements of Changes in Members' Equity - Net Assets
--------------------------------------------------------------------------------
                                                          Year ended March 31,
                                                           2004         2003
--------------------------------------------------------------------------------

OPERATIONS

Net investment loss                                   $(2,855,805)  $(2,078,231)
Net realized gain/(loss) from investments                2,991,622     (275,839)
Change in net unrealized appreciation on investments    19,855,356       601,913
--------------------------------------------------------------------------------

(Decrease)/Increase in Members' Equity  Net Assets
         Derived from Operations                        19,991,173   (1,752,157)

--------------------------------------------------------------------------------

CAPITAL TRANSACTIONS

Member subscriptions                                    38,682,473    71,099,576
Member interests repurchased                           (19,745,980)  (9,965,976)
--------------------------------------------------------------------------------

Increase in Members' Equity - Net Assets
         Derived From Capital Transactions               18,936,493   61,133,600
--------------------------------------------------------------------------------

Net increase in Members' Equity - Net Assets             38,927,666   59,381,443

MEMBERS' EQUITY - NET ASSETS AT BEGINNING OF YEAR       135,036,517   75,655,074
--------------------------------------------------------------------------------

MEMBERS' EQUITY - NET ASSETS AT END OF YEAR            $173,964,183 $135,036,517
--------------------------------------------------------------------------------












  The accompanying notes are an integral part of these financial statements.

                                  Excelsior Directional Hedge Fund of Funds, LLC
                                                         Statement of Cash Flows
--------------------------------------------------------------------------------
                                                       Year ended March 31, 2004
--------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES

Net increase in members' equity - net assets
    derived from operations                                          $19,991,173
Adjustments to reconcile net increase in embers' equity
    - net assets derived from operations to net cash
    used in operating activities:
        Change in net unrealized appreciation on investments        (19,855,356)
        Net realized gain from investments                           (2,991,622)
        Purchases of investment funds                               (45,500,000)
        Proceeds from sales of investment funds                       33,188,954
        Increase in other assets                                        (29,339)
        Increase in due to Advisor                                       131,891
        Decrease in Board of Managers' fees payable                      (4,875)
        Increase in professional fees payable                             25,000
        Increase in administration fees payable                            3,715
--------------------------------------------------------------------------------

Net Cash Used in Operating Activities                               (15,040,459)
--------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES

Proceeds from member subscriptions                                    66,950,781
Payments for member interests repurchased                           (19,153,144)
--------------------------------------------------------------------------------

Net Cash Provided by Financing Activities                             47,797,637
--------------------------------------------------------------------------------

Net increase in cash and cash equivalents                             32,757,178
Cash and cash equivalents at beginning of year                         6,263,073
--------------------------------------------------------------------------------

Cash and Cash Equivalents at End of Year                             $39,020,251
--------------------------------------------------------------------------------









  The accompanying notes are an integral part of these financial statements.

                                  Excelsior Directional Hedge Fund of Funds, LLC
                                                   Notes to Financial Statements
--------------------------------------------------------------------------------
                                                                  March 31, 2004
--------------------------------------------------------------------------------

1. Organization

Excelsior Directional Hedge Fund of Funds, LLC (the "Company") was organized as a limited liability company under the laws of Delaware on July 6, 2000, and commenced operations on October 1, 2000. The Company is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Company's investment objective is to maximize capital appreciation. The Company pursues its investment objective principally through a multi-manager, multi-strategy program of investments in a diverse group of investment funds that primarily invest or trade in a wide range of equity and debt securities. The investment managers selected by the Company generally conduct their investment programs through unregistered investment funds (collectively, the "Investment Funds") in which the Company invests as a limited partner or member along with other investors.

U.S. Trust Hedge Fund Management, Inc. (formerly known as NCT Opportunities, Inc.) serves as the investment advisor of the Company (the "Advisor"). The Advisor is a wholly-owned subsidiary of U.S. Trust Corporation, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

The Company's Board of Managers (the "Managers") has overall responsibility to manage and supervise the operations of the Company, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Company's business. The Managers have engaged the Advisor to provide investment advice regarding the selection of Investment Funds and the responsibility of the day-to-day management of the Company.

Effective July 1, 2003, the Managers approved the change of the Company's name from Excelsior Hedge Fund of Funds I, LLC to Excelsior Directional Hedge Fund of Funds, LLC.

Initial and additional subscriptions for investment interests by eligible investors may be accepted as of the first day of each calendar quarter, or at such times as the Managers may determine. The Managers reserve the right to reject any application for interests in the Company. The Company may, from time to time, offer to repurchase interests from members pursuant to written tenders by the members. These repurchases will be made at such times and on such terms as may be determined by the Managers, in their sole discretion, subject to the liquidity of the Company's assets and other factors considered by the Managers. The Advisor expects that, generally, it will recommend to the Managers that the Company offer to repurchase interests from members twice in each year, at June 30th and December 31st. Members can only transfer or assign their Company interests under certain limited circumstances, or with the written consent of the Managers, which may be withheld in their sole discretion.

                                  Excelsior Directional Hedge Fund of Funds, LLC
                                       Notes to Financial Statements (continued)
--------------------------------------------------------------------------------
                                                                  March 31, 2004
--------------------------------------------------------------------------------

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires that management make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the Company's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

a. Portfolio Valuation

The net asset value of the Company is determined by, or at the direction of, the Advisor as of the close of business at the end of any fiscal period (as defined in the Company's Limited Liability Company Agreement), in accordance with the valuation principles set forth below, or as may be determined from time to time pursuant to policies established by the Managers.

Ordinarily, the Company's investments in Investment Funds are carried at fair value as determined by the Company's pro-rata interest in the net assets of each Investment Fund as reported by the investment manager, who determines the value of the Investment Fund's net assets. The values of the Investment Funds' net assets are determined in accordance with their valuation policies as described in this respective offering memoranda or operating agreements. All valuations utilize financial information supplied by the investment manager of each Investment Fund, and are net of management and performance incentive fees or allocations pursuant to the Investment Funds' agreements. The Advisor, or, in certain cases, the Managers, will consider such information, and may conclude in certain circumstances that the information provided by an Investment Fund's manager does not represent the fair value of the Company's interests in an Investment Fund. Following procedures adopted by the Managers, and in the absence of specific transaction activity in interests in a particular Investment Fund, the Company could consider whether it was appropriate, in light of all relevant circumstances, to value such a position at the Investment Fund's net asset value as reported at the time of valuation, or whether to adjust such value to reflect a premium or discount to net asset value. Any such decision must be made in good faith, and subject to the review and supervision of the Board of Managers. Because of the inherent uncertainty of valuation, the values of the Company's investments may differ significantly from the values that would have been used had a ready market for the investments held by the Company been available.

The Company's investment in Durus Life Sciences Fund LLC, valued at $1,366,173 and representing 0.79% of members' equity - net assets as of March 31, 2004, was fair valued in good faith by the Advisor at a value different than the value supplied by this Investment Fund's manager. This Investment Fund is in liquidation at March 31, 2004, and therefore, the Advisor determined the fair value of the Company's investment based on information provided to the Advisor. This Investment Fund is in liquidation, and accordingly, there are no ongoing redemption rights available to partners.

                                  Excelsior Directional Hedge Fund of Funds, LLC
                                       Notes to Financial Statements (continued)
--------------------------------------------------------------------------------
                                                                  March 31, 2004
--------------------------------------------------------------------------------

2. Significant Accounting Policies (continued)

a. Portfolio Valuation (continued)

Such Investment Fund's fair value does not reflect any potential contingent liabilities associated with either the liquidation of the Investment Fund or, if any, pending litigation against it.

Distributions received from Investment Funds, whether in the form of cash or securities, are applied first as a reduction of the investment's cost and, if any, any excess as a realized gain from investments.

b. Company Expenses

The Company will bear certain expenses incurred in its business, including, but not limited to, the following: fees paid directly or indirectly to the investment managers of the Investment Funds, all costs and expenses directly related to portfolio transactions and positions for the Company's account; certain legal fees; accounting and auditing fees; custodial fees; fees paid to the Company's administrator; costs of insurance; management fee; travel and related expenses of the Managers; all costs with respect to communications regarding the Company's transactions among the Advisor and any custodian or other agent engaged by the Company; and other types of expenses approved by the Managers.

c.  Income Taxes

As a limited liability company, no provision for the payment of Federal, state or local income taxes has been provided by the Company since each member is individually required to report on its own tax return its share of the Company's taxable income or loss. The Company has a tax year end of December 31.

For the period from April 1, 2003 to March 31, 2004, the Company reclassified $2,855,805 and $2,991,622 from accumulated net investment loss and accumulated net realized gain from investments, respectively, to capital subscriptions - net. This reclassification was a result of permanent book-to-tax differences to reflect, as an adjustment to net capital subscribed, the amounts of taxable income or loss that have been allocated to the Company's members, and had no effect on net assets.

The cost of the Company's investments in Investment Funds for Federal income tax purposes is based on amounts reported to the Company on Schedule K-1 by the Investment Funds for the year ended December 31, 2003. Based on Investment Funds owned at December 31, 2003, the cost of investments for Federal income tax purposes was $145,842,322. This consisted of $16,030,828 of gross unrealized appreciation.

                                  Excelsior Directional Hedge Fund of Funds, LLC
                                       Notes to Financial Statements (continued)
--------------------------------------------------------------------------------
                                                                  March 31, 2004
--------------------------------------------------------------------------------

2. Significant Accounting Policies (continued)

c. Income Taxes (continued)

Net investment income or loss and net realized and unrealized gain or loss from investments of the Company for each fiscal period are allocated among, and credited to or debited against, the capital accounts of all members as of the last day of the fiscal period in accordance with each member's respective investment percentage for the fiscal period, as defined in the Company's Limited Liability Company Agreement.

d. Other

Cash and cash equivalents consist of monies invested in a U.S. Trust Company of North Carolina custody account, which earn interest at money market rates. Interest income is recorded on the accrual basis.

3. Management Fee, Related Party Transactions and Other

As of March 31, 2004, the employees and affiliates of the Advisor have a combined interest of approximately 16.41% of the Company's members' equity - net assets.

The Advisor provides certain investment advisory services and incurs research, travel and other expenses related to the selection and monitoring of investment managers. Further, the Advisor provides certain management and administrative services to the Company, including providing office space and other support services, maintaining files and records, and preparing and filing various regulatory materials. In consideration for such services, the Company pays the Advisor a quarterly management fee at an annual rate of 1.5% based on the Company's net assets on the first business day of each quarter after adjustment for any subscriptions effective on that date. For the year ended March 31, 2004, the management fee was $2,319,275, of which $639,098 was payable as of March 31, 2004.

The Company earned $84,997 of interest income on their cash balances maintained at U.S. Trust Company of North Carolina, an affiliate of the Company. At March 31, 2004, the Company had a cash balance of $39,020,251 held by this affiliate.

Prior to July 1, 2003, upon admission to the Company, each member paid the Advisor a special one-time fee to offset the Advisor's administrative costs of establishing accounts for investors and reviewing subscription applications in the amount of $5,000. As of July 1, 2003, the special one-time fee is no longer charged to new members.

                                  Excelsior Directional Hedge Fund of Funds, LLC
                                       Notes to Financial Statements (continued)
--------------------------------------------------------------------------------
                                                                  March 31, 2004
--------------------------------------------------------------------------------

3. Management Fee, Related Party Transactions and Other (continued)

Each Manager, who is not an "interested person" of the Company as defined by the 1940 Act, receives an annual retainer of $7,000 plus a fee for each meeting attended. Any Manager who is an "interested person" does not receive any annual or other fee from the Company. All Managers are reimbursed by the Company for all reasonable out-of-pocket expenses. The Company incurred $71,625 of such expense for the year ended March 31, 2004, of which $8,250 is payable as of March 31, 2004.

The Company incurred $8,000 in fees for the year ended March 31, 2004 related to custodian services provided by U.S. Trust.

The Company has retained J.D. Clark & Co. to provide accounting and certain administrative and investor services to the Company for a fixed fee as agreed from time to time. For the year ended March 31, 2004, the Company incurred $146,555 in expenses related to such administrative services, of which $37,500 was payable as of March 31, 2004.

4. Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the Investment Funds in which the Company invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These may include, but are not limited to, short selling activities, writing option contracts, contracts for differences and equity swaps. However, as a result of the investments by the Company as a limited partner or member, the Company's liability with respect to its investments in the Investment Funds is limited to the net asset value of its interest in each Investment Fund.

5. Investments in Investment Funds

As of March 31, 2004, the Company had investments in twenty-seven Investment Funds, none of which were affiliates as defined in the 1940 Act. An affiliate is a fund in which the Company has ownership of over 5% of the voting fund's securities. The Company has waived its voting rights for all of its investments in Investment Funds. The agreements related to investments in Investment Funds provide for compensation to the general partners/managers of the Investment Funds in the form of management fees of 0.5% to 2.0% (per annum) of net assets and incentive fees or allocations ranging from 15% to 20% of net profits earned. The Investment Funds provide for periodic redemptions, with lock-up provisions ranging from three months to one year from initial investment.

Aggregate purchases and proceeds from sales of interest in Investment Funds for the year ended March 31, 2004 amounted to $45,500,000 and $33,794,086, respectively.

                                  Excelsior Directional Hedge Fund of Funds, LLC
                                       Notes to Financial Statements (continued)
--------------------------------------------------------------------------------
                                                                  March 31, 2004
--------------------------------------------------------------------------------

6. Financial Highlights

The following represents the ratios to average members' equity - net assets, total return and other supplemental information for the periods indicated:

                               For the    For the      For the
                                 year       year         year       October 1,
                                ended      ended        ended         2000* -
                               March 31,  March 31,   March 31,      March 31,
                                 2004       2003        2002           2001
                             ---------------------------------------------------

Net assets, end of period    $173,964,183 $135,036,517 $75,655,074  $21,109,962

Ratio of net investment         (1.82%)      (1.88%)     (2.15%)      (1.32%)
   loss to average
   members' equity -
   net assets (b), (c)
Ratio of expenses to             1.87%        1.92%       2.16%        1.33%
    average members'
    equity - net
    assets (b), (c)
Portfolio turnover               22.70%       14.31%        -            -
Total return (a)                 13.68%       (1.98%)     6.98%        5.44%




* Commencement of operations. The ratios, portfolio turnover and total return are not annualized for the initial period.
(a) Total return assumes a purchase of an interest in the Company on the first day and the ale of the interest on the last day of the period, and doesn't reflect the special one-time fee charged by the Advisor.
(b) Average members' equity - net assets is determined using the net assets at the end of each month during the period indicated.
(c) Ratios do not reflect the Company's proportionate share of the net investment income (loss) and expenses, including incentive allocation, of the Investment Funds.

7.    Subsequent Events

As of March 31, 2004, the Company received capital subscriptions from members in the amount of $28,268,308, which is reflected as members interests received in advance on the Statement of Assets, Liabilities and Members' Equity - Net Assets. These subscriptions will become interests in the Company effective April 1, 2004. The Company also invested $25,000,000 in four existing and three new Investment Funds as of April 1, 2004.

                                  Excelsior Directional Hedge Fund of Funds, LLC
                                       Notes to Financial Statements (continued)
--------------------------------------------------------------------------------
                                                                  March 31, 2004
--------------------------------------------------------------------------------

8. Guarantees

In the normal course of business, the Company enters into contracts that provide general indemnifications. The Company's maximum exposure under these arrangements is dependent on future claims that may be made against the Company, and therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

9. Company Management (Unaudited)

Information pertaining to the Board of Managers and officers of the Company is set forth below:

                                                                   Number of
                             Term of                               Portfolios in
                Position(s)  Office and   Principal                Fund Complex
Name, Address   Held with    Length of    Occupation During        Overseen by
and Age         the Company  Time Served  Past Five Years          Manager
--------------------------------------------------------------------------------
                             Disinterested Managers

Gene M.         Manager      Term -       Director of NIC Holding        4
Bernstein                    Indefinite;  Corp; Dean of the
U.S. Trust                   Length -     Skodneck Business
Company                      since        Development Center at
114 West 47th                October      Hofstra University (2000
Street                       2000         to 2001); President and
New York, NY                              Vice Chairman at
10036                                     Northville Industries, a
Age 56                                    petroleum marketing,
                                          distribution, trading and
                                          storage company and
                                          wholly-owned subsidiary of
                                          NIC Holding Corp.;
                                          Director or Manager of UST
                                          Private Equity Investors
                                          Fund, Inc., Excelsior
                                          Private Equity Fund II,
                                          Inc., Excelsior Venture
                                          Partners III, LLC,
                                          Excelsior Venture Investors
                                          III, LLC and Excelsior
                                          Directional Hedge Fund of
                                          Funds, LLC.

Stephen V.      Manager      Term -       President, S.V. Murphy &       4
Murphy                       Indefinite   Co., Inc. (1991 to present).
U.S. Trust                   Length -     Director of UST Private
Company                      since        Equity Investors Fund, Inc.,
114 West 47th                October      Excelsior Private Equity
Street                       2000         Fund II, Inc., Excelsior
New York, NY                              Venture Partners III,
10036                                     L.L.C., Excelsior Venture
Age 58                                    Investors III, LLC and
                                          Excelsior Directional Hedge
                                          Fund of Funds, LLC.

                                  Excelsior Directional Hedge Fund of Funds, LLC
                                       Notes to Financial Statements (continued)
--------------------------------------------------------------------------------
                                                                  March 31, 2004
--------------------------------------------------------------------------------

9. Company Management (Unaudited) (continued)
                                                                   Number of
                             Term of                               Portfolios in
                Position(s)  Office and   Principal                Fund Complex
Name, Address   Held with    Length of    Occupation During        Overseen by
and Age         the Company  Time Served  Past Five Years          Manager
-----------------------------------------------------------------
                       Disinterested Managers (continued)

Victor F.       Manager      Term -       Head of healthcare             4
Imbimbo                      Indefinite   marketing in the
U.S. Trust                   Length       United States for IBWA
Company                      - since      a global marketing
114 West 47th                October      agency (October 2002 to
Street                       2000         present); Founder,
New York, NY                              President and Chief
10036                                     Executive Officer,
Age 51                                    Bedrock Communications,
                                          Inc. (1996 to 2002);
                                          Founder, President and
                                          Chief Executive Officer,
                                          Hadley Group (1985 to
                                          1996). Director of UST
                                          Private Equity Investors
                                          Fund, Inc., Excelsior
                                          Private Equity Fund II,
                                          Inc., Excelsior  Venture
                                          Partners III, L.L.C.,
                                          Excelsior Venture
                                          Investors III, LLC and
                                          Excelsior Directional
                                          Hedge Fund of Funds, LLC.

                               Interested Manager

Douglas         Manager      Term -       Chair of U.S. Trust's          7
Lindgren*       and          Indefinite   Alternative Investments
U.S. Trust      President    Length       Division, Manageing
Company                      - since      Director and Senior V.P.
225 High Ridge               July         of U.S. Trust (4/95 to
Road                         2003         present). Also a manager
Stamford, CT                              of Excelsior Buyout
06905                                     Investors LLC and
Age 43                                    Excelsior Directional
                                          Hedge Fund of Funds LLC.

                           Officer who is not a Manager

Robert F.       Chief        Term -       Chief Financial Officer        N/A
Aufenanger      Financial    Indefinite   of U.S. Trust's Alternative
U.T. Trust      Officer      Length       Investments Division and
Company                      - since      Senior V.P. of U.S. Trust
225 High Ridge               July         (4/03 to present);
Road                         2003         Independent consultant to
Stamford, CT                              private equity funds (1/02
06905                                     to 3/03); Chief Financial
Age 50                                    Officer, Icon Holding Corp.
                                          (12/99 to 12/01); Chief
                                          Financial Officer,
                                          Partnership Group, Merrill
                                          Lynch & Co., Inc. (6/85 to
                                          10/99).

* Manager is an "interested person" (as defined by the 1940 Act) of the Company because of his affiliation with the Advisor and its affiliates.

All officers of the Company are employees and/ or officers of the Investment Advisor.

The SAI (or Statement of Additional Information) includes additional information about the managers of the Company and is available upon request.

ITEM 2.   CODE OF ETHICS.
-------------------------
The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.
------------------------------------------
The Board of Managers of the registrant has determined that Stephen V. Murphy, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert", and has designated Mr. Murphy as the Audit Committee's financial expert. Mr. Murphy is an "independent" Manager pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.
------------------------------------------------

(a) Audit Fees

The principal accountant fees for the audit of the registrant's annual financial statements and security counts required under the Rule 17f-2 of the Investment Company Act of 1940 were $56,000 in fiscal 2004 and $53,000 in fiscal 2003.

(b) Audit-Related Fees

There were no audit related services provided by the principal accountant to the registrant for the last two fiscal years.


(c) Tax Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

(d) All Other Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

(e) (1)
During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant. The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

(e) (2) None

(f) Not applicable as less than 50%.

(g) For the last two fiscal years, there were no non audit services provided by the principal accountant to the registrant, and its investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h) The registrant's audit committee of the board of managers has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal account's independence.


ITEM  5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
------------------------------------------------

The registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)
(A)). The entire Board of Managers is acting as the registrants' audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)).

ITEM  6.  SCHEDULE OF INVESTMENTS.
----------------------------------

The Schedule of Investments is included as part of the report to members filed under Item 1 of this form.

ITEM  7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
---------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

A copy of the Proxy Voting Policies and Procedures is included as Attachment 2 to this form.


ITEM  8.  PURCHASE OF EQUITY SECURITIES BY CLOSE-END MANAGEMENT INVESTMENT
--------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASERS.
----------------------------------

None


ITEM  9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
--------------------------------------------------------------

There have been no changes to the procedures by which members may recommend nominees to the registrant's board of managers that would require disclosure.


ITEM 10.  CONTROLS AND PROCEDURES.
----------------------------------

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer and persons performing similar functions that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the persons that perform similar functions as registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11.  EXHIBITS.
-------------------

(a)(1) CODE OF ETHICS (See Attachment 1)


(a)(2) CERTIFICATIONS


Section 302 Certifications


I, Douglas A. Lindgren, certify that:

1. I have reviewed this report on Form N-CSR of Excelsior Directional Hedge Fund of Funds, LLC;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting;

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b)Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date: June 7, 2004              /s/ Douglas A. Lindgren
     -----------------         ------------------------------------------------
                               Douglas A. Lindgren, Principal Executive Officer


                                 CERTIFICATIONS


I, Robert Aufenanger, certify that:

1. I have reviewed this report on Form N-CSR of Excelsior Directional Hedge Fund of Funds, LLC;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting;

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b)Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date: June 7, 2004             /s/ Robert Aufenanger
     -----------------         ---------------------------------------------
                               Robert Aufenanger, Principal Financial Officer

SIGNATURES

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates as indicated.

(Registrant) Excelsior Directional Hedge Fund of Funds, LLC
             ----------------------------------------------
By (Signature and Title)*   /s/ Douglas A. Lindgren
                         -------------------------------------------------
                           Douglas A. Lindren, Principal Executive Officer
Date June 7, 2004
    -----------------

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates as indicated.

(Registrant) Excelsior Directional Hedge Fund of Funds, LLC
             ----------------------------------------------
By (Signature and Title)*   /s/ Robert Aufenanger
                         ------------------------------------------------
                           Robert Aufenanger, Principal Financial Officer
Date June 7, 2004
    -----------------


* Print the name and title of each signing officer under his or her signature.